Pruco Life Insurance Company	Jordan K. Thomsen
Vice President and Corporate Counsel

Pruco Life Insurance Company
213 Washington Street
Newark, NJ 07102-2992
(973) 802-4193 fax: (973) 802-9560
May 1, 2017
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Pruco Life Variable Universal Account (Registration No. 333-109284)

Ladies and Gentlemen:
Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies: (i) that its Prospectus that would have been filed pursuant to Rule 497(c) would not have differed from the Prospectus contained in Post-Effective Amendment No. 16 and (ii) that the text of Post-Effective Amendment No. 16 was filed electronically on April 6, 2017 (Accession No. 0000851693-17-000026).

By: /s/ Jordan K. Thomsen
Jordan K. Thomsen
Vice President and Corporate Counsel
Pruco Life Insurance Company
via EDGAR